Long-term investments - Equity method investments (Details) - CNY (¥) ¥ in Thousands	May 31, 2024	Jan. 31, 2024
Suzhou Photon-Matrix | Hubei ECARX
Long-term investments
Equity interest percentage		13.10%
Derecognized equity carrying value		¥ 34,829
Suzhou Photon-Matrix | Minimum
Long-term investments
Equity interest (as a percent)	49.00%	49.17%
Suzhou Photon-Matrix | Maximum
Long-term investments
Equity interest (as a percent)		62.27%